Interest expense	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Interest expense
35.	Interest expense
Interest expense consists of the following:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Gross interest expense	US$	1,148.5	Rs.	86,899.6	Rs.	72,714.5	Rs.	59,734.5
Less: Interest capitalized *		(189.6)		(14,346.5)		(15,128.5)		(12,943.2)

Total	US$	958.9	Rs.	72,553.1	Rs.	57,586.0	Rs.	46,791.3

*	Represents borrowing costs capitalized during the year on qualifying assets (property plant and equipment and product development).
The weighted average rate for capitalization of interest relating to general borrowings was approximately 5.5%, 5.4% and 4.3% for the years ended March 31, 2020, 2019 and 2018, respectively.